EFMT DEPOSITOR LLC abs-15g

Exhibit 99.06 - Schedule 5

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	20	3.01%
Appraised Value	15	2.26%
CLTV	14	2.11%
Debt Service Coverage Ratio	186	27.97%
First Payment Due Date	4	0.60%
Loan Purpose	11	1.65%
LTV	30	4.51%
Maturity Date	23	3.46%
Original Interest Rate	1	0.15%
Original Loan Amount	1	0.15%
Original Qualifying FICO Score	8	1.20%
Origination/Note Date	17	2.56%
Originator Back-End DTI	14	2.11%
Property Type	37	5.46%
Sales Price	1	0.15%
The Original Principal and Interest Payment Amount	1	0.15%